Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, jointly-owned subsidiaries over which it exercises control and variable interest entities for which it has been determined to be the primary beneficiary. Noncontrolling interest amounts relating to the Company’s less-than-wholly-owned consolidated subsidiaries are included within the “Income attributable to noncontrolling interests” caption in its Consolidated Statements of Income and within the “Noncontrolling interests” caption in its Consolidated Balance Sheets. Investments in unconsolidated affiliates, including joint ventures, over which the Company exercises significant influence, are accounted for under the equity method. The Company may render services to certain of its joint ventures. The Company records revenue in the period in which such services are provided. Investments in unconsolidated affiliates in which the Company owns less than 20% are accounted for under the cost method. All intercompany balances and transactions have been eliminated in consolidation.

Revenue Recognition and Accounting for Contracts

The Company earns revenue by providing services, typically through Cost-Plus, Fixed-Price, and Time-and-Materials contracts. In providing these services, the Company typically incurs direct labor costs, subcontractor costs and certain other direct costs (“ODCs”) which include “out-of-pocket” expenses.

Revenue is recognized under the percentage-of-completion method of accounting. Revenues for the current period are determined by multiplying the estimated margin at completion for each contract by the project’s percentage of completion to date, adding labor costs, subcontractor costs and ODCs incurred to date, and subtracting revenues recognized in prior periods. In applying the percentage-of-completion method to these contracts, the Company measures the extent of progress toward completion as the ratio of labor costs incurred to date over total estimated labor costs at completion. As work is performed under contracts, estimates of the costs to complete are regularly reviewed and updated. As changes in estimates of total costs at completion on projects are identified, appropriate earnings adjustments are recorded using the cumulative catch-up method. Provisions for estimated losses on uncompleted contracts are recorded during the period in which such losses become evident. Profit incentives and/or award fees are recorded as revenues when the amounts are both earned and reasonably estimable.

Change orders are modifications of an original contract that effectively change the provisions of the contract without adding new provisions. Either the Company or its customer may initiate change orders, which may include changes in specifications or design, manner of performance, facilities, equipment, materials, sites and/or the period of completion of the work.

In certain circumstances, the Company may agree to provide new or additional services to a client without a fully executed contract or change order. In these instances, although the costs of providing these services are expensed as incurred, the recognition of related contract revenues is delayed until the contracts and/or change orders have been fully executed by the clients, other suitable written project approvals are received from the clients, or until management determines that revenue recognition is appropriate based on the probability of client acceptance. The probability of client acceptance is assessed based on such factors as the Company’s historical relationship with the client, the nature and scope of the services to be provided, and management’s ability to accurately estimate the realizable value of the services to be provided. Under this policy, the Company had not recognized potential future revenues estimated at $4.3 million and $4.2 million as of December 31, 2011 and 2010, respectively, for which the related costs had already been expensed as of these dates.

Claims are amounts in excess of agreed contract price that the Company seeks to collect from its clients or others for customer-caused delays, errors in specifications and designs, contract terminations, change orders that are either in dispute or are unapproved as to both scope and price, or other causes of unanticipated additional contract costs. Revenues related to claims are recorded only when the amounts have been agreed with the client.

The majority of the Company’s contracts have stated or not-to-exceed contract values and fall under the following types:

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Cost-Plus.    Tasks under these contracts can have various cost-plus features. Under cost-plus fixed fee contracts, clients are billed for the Company’s costs, including both direct and indirect costs, plus a fixed negotiated fee. Under cost-plus fixed rate contracts, clients are billed for the Company’s costs plus negotiated fees or rates based on its indirect costs. Some cost-plus contracts provide for award fees or penalties based on performance criteria in lieu of a fixed fee or fixed rate. Contracts may also include performance-based award fees or incentive fees.

•	Fixed-Price. Under fixed-price contracts, the Company’s clients are billed at defined milestones for an agreed amount negotiated in advance for a specified scope of work.

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Time-and-Materials.    Under the Company’s time-and-materials contracts, the Company negotiates hourly billing rates and charges based on the actual time that is expended, in addition to other direct costs incurred in connection with the contract.

Under certain cost-type contracts with governmental agencies, the Company is not contractually permitted to earn a margin on subcontractor costs and ODCs. The majority of all other contracts are also structured such that margin is earned on direct labor costs, but not on subcontractor costs and ODCs.

The Company assesses the terms of its contracts and determines whether it will report its revenues and related costs on a gross or net basis. For at-risk relationships where the Company acts as the principal to the transaction, the revenue and the costs of materials, services, payroll, benefits, and other costs are recognized at gross amounts. For agency relationships, where the Company acts as an agent for its clients, only the fee revenue is recognized, meaning that direct project costs and the related reimbursement from the client are netted. Revenues from agency contracts and collaborative arrangements were not material for all periods presented.

The Company’s policy for the income statement presentation of any tax assessed by a governmental authority that is directly imposed on a revenue-producing transaction between the Company and one of its customers is to present such taxes on a net basis in its consolidated financial statements.

Unbilled Revenues on Contracts in Progress and Billings in Excess of Revenues on Contracts in Progress

Unbilled revenues on contracts in progress in the accompanying Consolidated Balance Sheets represent unbilled amounts earned and reimbursable under contracts in progress. These amounts become billable according to the contract terms, which consider the passage of time, achievement of certain milestones or completion of the project. The majority of contracts contain provisions that permit these unbilled amounts to be invoiced in the month after the related costs are incurred. Generally, unbilled amounts will be billed and collected within one year.

Billings in excess of revenues on contracts in progress in the accompanying Consolidated Balance Sheets represent accumulated billings to clients in excess of the related revenue recognized to date. The Company anticipates that the majority of such amounts will be earned as revenue within one year.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, and also affect the amounts of revenues and expenses reported for each period. Actual results could differ from those which result from using such estimates. The use of estimates is an integral part of determining cost estimates to complete under the percentage-of-completion method of accounting for contracts. Management also utilizes various other estimates, including but not limited to recording profit incentives and/or award fee revenues under its contracts, assessing intangible asset values, assessment of its exposure to insurance claims that fall below policy deductibles, determination of its liabilities for incurred-but-not-reported insurance claims, incentive compensation and income tax expense, and to assess its litigation, other legal claims and contingencies. The results of any changes in accounting estimates are reflected in the consolidated financial statements of the period in which the changes become evident.

Income Taxes

The Company records its annual current tax provision based upon our book income plus or minus any permanent and temporary differences multiplied by the statutory rate in the appropriate jurisdictions where it operates. In certain foreign jurisdictions where it previously operated, income tax is based on a deemed profit methodology. The calculation of the company’s annual tax provision may require interpreting tax laws and regulations and could result in the use of judgments or estimates which could cause its recorded tax liability to differ from the actual amount due.

The Company recognizes current tax assets and liabilities for estimated taxes refundable or payable on tax returns for the current year. The Company also recognizes deferred tax assets or liabilities for the estimated future tax effects attributable to temporary differences, net operating losses, undistributed foreign earnings, and various other credits and carryforwards. The Company’s current and deferred tax assets and liabilities are measured based on provisions in enacted tax laws in each jurisdiction where it operates. The Company does not consider the effects of future changes in tax laws or rates in the current period. The Company analyzes its deferred tax assets and places a valuation allowance on those assets if it does not expect the realization of these assets to be more likely than not.

Tax benefits related to uncertain tax positions taken or expected to be taken on a tax return are recorded when such benefits meet a more likely than not threshold. Otherwise, these tax benefits are recorded when a tax position has been effectively settled, which means that the statute of limitations has expired or the appropriate taxing authority has completed their examination even though the statute of limitations remains open. Penalties, if any, estimated for underpaid income taxes are included in selling, general and administrative expenses in the Company’s Consolidated Statements of Income. Interest associated with underpaid income taxes and related adjustments are included in the “Interest expense” caption in the Company’s Consolidated Statements of Income.

Foreign Currency Translation

With the sale of Baker Energy and B.E.S., the majority of the Company’s foreign subsidiaries were divested by December 31, 2009. Most of those foreign subsidiaries utilized the local currencies as the functional currency. Accordingly, assets and liabilities of these subsidiaries were translated to U.S. Dollars at exchange rates in effect at the balance sheet date, whereas income and expense accounts are translated at average exchange rates during the year. The resulting translation adjustments were recorded as a separate component of shareholders’ investment. In addition to certain Baker Energy foreign subsidiaries that were divested by December 31, 2009, the Company also had a foreign subsidiary that performed engineering services, for which the functional currency is the U.S. Dollar, that was liquidated in 2011.

Other Comprehensive (Loss)/Income

The components of the Company’s accumulated other comprehensive (loss)/income balance related to foreign currency translation adjustments and net unrealized losses on investments.

Fair Value of Financial Instruments

The fair value of financial instruments classified as cash and cash equivalents, receivables, unbilled revenues, accounts payable and other liabilities approximates carrying value due to the short-term nature or the relative liquidity of the instruments. Available-for-sale securities are stated at publicly-traded market closing values as of the balance sheet date. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand or deposit or other similar highly liquid investments with remaining maturities of less than 90 days at the time of purchase. As of December 31, 2011, the majority of the Company’s funds were held in highly rated financial institutions with a portion of those amounts held in money market funds comprised primarily of short-term, high-quality fixed-income securities.

Available-for-Sale Securities

Available-for-sale securities are primarily comprised of highly rated Corporate, U.S. Treasury, and U.S. federally-sponsored Agency Bonds as of December 31, 2011 and 2010. Interest related to available-for-sale securities is included in “Interest income” in the Company’s Consolidated Statements of Income. Realized gains and losses on investments are a component of the “Other, net” balance in the Consolidated Statements of Income. Net unrealized losses on investments are a component of the “Other comprehensive (loss)/income” balance in the Consolidated Statements of Income.

Concentrations of Credit Risk and Allowance for Doubtful Accounts

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, available-for-sale securities, trade receivables and related unbilled revenues. The risk associated with the available-for-sale securities is a default by the underlying issuer. The Company’s cash and cash equivalents are deposited in various high-credit-quality financial institutions. The majority of such deposits are not covered by or are in excess of the Federal Deposit Insurance Corporation limits.

The Company reduces its accounts receivable by estimating an allowance for amounts that are expected to become uncollectible in the future. Management determines the estimated allowance for doubtful accounts based on its evaluation of collection efforts, the financial condition of the Company’s clients, which may be dependent on the type of client and current economic conditions to which the client may be subject, and other considerations. Although the Company has a diversified client base, a substantial portion of the Company’s receivables and unbilled revenues on contracts in progress reflected in its Consolidated Balance Sheets are due from U.S. federal and state governments. Contracts and subcontracts with the U.S. federal and state governments usually contain standard provisions for permitting the government to modify, curtail or terminate the contract for convenience of the government due to budgetary constraints or if program requirements change. Upon such a termination, the Company is generally entitled to recover costs incurred, settlement expenses and profit on work completed prior to termination, which significantly reduces the Company’s credit risk with these types of clients.

Contract Retention

A portion of the trade receivable balances totaling $6,012,000 and $5,230,000 as of December 31, 2011 and 2010, respectively, relates to retainage provisions under long-term contracts which will be due upon completion of the contracts. Based on management’s estimates, $4,236,000 and $3,173,000 of these retention balances as of December 31, 2011 and 2010, respectively, were expected to be collected within one year of the balance sheet dates, and were therefore included in the “Receivables, net” balances. The remaining retention balances are reflected as “Other long-term assets” in the Company’s Consolidated Balance Sheets.

Business Combinations

The Company accounts for business combinations under the acquisition method of accounting. The cost of an acquired company is assigned to the tangible and intangible assets purchased and the liabilities assumed on the basis of their fair values at the date of acquisition. The determination of fair values of assets and liabilities acquired requires the Company to make estimates and use valuation techniques when market values are not readily available. Any excess of purchase price over the fair value of net tangible and intangible assets acquired is allocated to goodwill. The transaction costs associated with business combinations are expensed as they are incurred.

Goodwill and Intangible Assets

The Company may record goodwill and other intangible assets in connection with business combinations. Goodwill, which represents the excess of acquisition cost over the fair value of the net tangible and intangible assets of acquired companies, is not amortized. Goodwill typically represents the value paid for the assembled workforce and enhancement of the Company’s service offerings. The Company’s goodwill balance is evaluated for potential impairment during the second quarter of each year or between annual tests if a trigger event occurs. The evaluation of impairment involves comparing the current fair value of the business to the recorded value, including goodwill. To determine the fair value of the business, the Company primarily utilizes both the “Income Approach,” which is based on estimates of future net cash flows and the “Market Approach,” which observes transactional evidence involving similar businesses. Intangible assets are stated at fair value as of the date acquired in a business combination. Finite-lived intangible assets are amortized on a basis approximating the economic value derived from those assets.

Property, Plant and Equipment

All additions, including improvements to existing facilities, are recorded at cost. Maintenance and repairs are charged to expense as incurred. Depreciation on property, plant and equipment is principally recorded using the straight-line method over the estimated useful lives of the assets. The estimated useful lives typically are 40 years on buildings, 3 to 10 years on furniture, fixtures and office equipment, 3 years on field equipment and vehicles, and 3 to 7 years on computer hardware and software. Assets held under capital leases and leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset. Upon the disposal of property, the asset and related accumulated depreciation accounts are relieved of the amounts recorded therein for such items, and any resulting gain or loss is reflected in the Company’s Consolidated Statements of Income in the year of disposition.

The Company capitalizes certain costs incurred in connection with developing or obtaining internal use software. During the software application development stage, capitalized costs include the cost of the software, external consulting costs and internal payroll costs for employees who are directly associated with a software project. Similar costs related to software upgrades and enhancements are capitalized if they result in added functionality which enables the software to perform tasks it was previously incapable of performing. These capitalized software costs are included in “Property, Plant and Equipment, net” in the Company’s Consolidated Balance Sheets. Software maintenance, data conversion and training costs are expensed in the period in which they are incurred.

Accrued Insurance

The Company self-insures certain risks, including certain employee health benefits, professional liability and automobile liability. The accrual for self-insured liabilities includes estimates of the costs of reported and unreported claims and is based on estimates of loss using assumptions made by management, including the consideration of actuarial projections. These estimates of loss are derived from computations which combine loss history and actuarial methods in the determination of the liability. Actual losses may vary from the amounts estimated via actuarial or management’s projections. Any increases or decreases in loss amounts estimated are recognized in the period in which the estimate is revised or when the actual loss is determined.

Leases

The Company leases office space with lease terms ranging from 1 to 12 years. These lease agreements typically contain tenant improvement allowances and rent holidays. In instances where one or more of these items are included in a lease agreement, the Company records allowances as a deferred rent liability in its Consolidated Balance Sheets. These amounts are amortized on a straight-line basis over the term of the lease as a reduction to rent expense. Lease agreements sometimes contain rent escalation clauses, which are recognized on a straight-line basis over the life of the lease. For leases with renewal options, the Company records rent expense and amortizes the leasehold improvements on a straight-line basis over the shorter of the useful life or original lease term, exclusive of the renewal period, unless the renewal period is reasonably assured. When a renewal occurs, the Company records rent expense over the new term. The Company expenses any rent costs incurred during the period of time it performs construction activities on newly leased property.

The Company leases computer hardware and software, office equipment and vehicles with lease terms ranging from 1 to 5 years. Before entering into a lease, an analysis is performed to determine whether a lease should be classified as a capital or an operating lease.

Impairment of Long-lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Assets which are held and used in operations are considered impaired if the carrying value of the asset exceeds the undiscounted future cash flows from the asset. If impaired, an appropriate charge is recorded to adjust the carrying value of the long-lived asset to its estimated fair value. The Company generally measures fair value by considering sale prices for similar assets or by discounting estimated future cash flows from the asset using an appropriate discount rate.

Accounting for Stock-Based Compensation

The Company grants stock options to non-employee directors, issues restricted stock to both non-employee directors and employees, and issued stock appreciation rights (“SARs”) to the Chief Executive Officer at the fair market value of the Company’s stock on the date of the grant. Proceeds from the exercise of common stock options are credited to shareholders’ investment at the date the options are exercised.

All stock-based compensation is measured at the grant-date fair value of the award and is recognized as an expense in the Company’s Consolidated Statements of Income. These expenses are recognized as a component of the Company’s selling, general and administrative costs, as these costs relate to stock-based compensation primarily issued to non-employee directors and executive management of the Company. The excess tax expense/benefits related to stock-based compensation is reflected in the Company’s Consolidated Statements of Cash Flows as financing cash outflows/inflows, respectively, instead of operating cash outflows/inflows.

Reclassifications

Certain reclassifications have been made to prior years’ Consolidated Financial Statements in order to conform to the current year presentation.

Recent accounting pronouncements

In September 2011, the Financial Accounting Standards Board (“FASB”) issued changes to Accounting Standards Codification (“ASC”) Topic 715, Compensation-Retirement Benefits, requiring additional and separate disclosures for multiemployer pension plans and other multiemployer postretirement benefit plans. The guidance requires additional quantitative and qualitative disclosures including more detailed information about an employer’s involvement in multiemployer pension plans, including: (i) the significant multiemployer plans in which an employer participates; (ii) the level of an employer’s participation in the significant multiemployer plans, including the Company’s contributions made to the plans and an indication of whether the employer’s contributions represent more than 5 percent of the total contributions made to the plan by all contributing employers; (iii) information regarding the financial health of the significant multiemployer plans, including an indication of the funded status, whether funding improvement plans are pending or implemented, and whether the plan has imposed surcharges on the contributions to the plan; (iv) the nature of the employer commitments to the plan, including when the collective-bargaining agreements that require contributions to the significant plans are set to expire and whether those agreements require minimum contributions to be made to the plans. The current recognition and measurement guidance for an employer’s participation in a multiemployer plan requires that an employer recognize its required contribution to the plan as pension or other postretirement benefit cost for the period and recognize a liability for any contributions due at the reporting date. That guidance is unchanged by these changes to ASC Topic 715. The amended guidance is effective for annual periods for fiscal years ending after December 15, 2011. The Company adopted the provisions of this guidance on December 31, 2011. While the adoption of this authoritative guidance increased the Company’s disclosures related to multi-employer plans, it did not have a material impact on its consolidated financial statements.

In September 2011, the FASB issued changes to ASC Topic 350, Intangibles — Goodwill and Others, to simplify how entities, both public and non public, test goodwill for impairment. The change permits an entity to first assess qualitative factors to determine whether it is more likely or not that the fair value of a reporting unit is less than the carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The amended guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company is assessing the impact of the standard but does not expect any material impact on its consolidated financial statements.

In June 2011, the FASB issued changes to ASC Topic 220, Presentation of Comprehensive Income, to require companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements. The change eliminates the option to present components of other comprehensive income as part of the statement of shareholders’ investment. The items that must be reported in other comprehensive income and when an item of other comprehensive income must be reclassified to net income were not changed. The amended guidance must be applied retroactively, and is effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted. The Company already presents one of the options that are acceptable under ASC Topic 220 and expects no impact on its consolidated financial statements.

In May 2011, the FASB issued changes to ASC Topic 820, Fair Value Measurement to conform existing guidance regarding fair value measurement and disclosure between accounting principles generally accepted in the U.S. and International Financial Reporting Standards. These changes clarify the application of existing fair value measurements and disclosures, and change certain principles or requirements for fair value measurements and disclosures. The adoption of changes to ASC Topic 820 is effective for interim and annual periods beginning after December 15, 2011. The Company is assessing the impact of this statement on its consolidated financial statements, but does not expect any material impact on its consolidated financial statements.